CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 5,672	$ 4,967	$ 5,610
Other comprehensive income (loss), net of tax
Foreign exchange translation adjustment	(274)	(372)	302
Actuarial gains (losses) recognized	(468)	(452)	256
Prior service credit recognized	0	0	7
Prior service credit recognized during year	(48)	(64)	(87)
Actuarial losses recognized during year	118	454	5
Foreign exchange translation and other	(9)	(171)	5
Pension and other postretirement benefit adjustments	(407)	(233)	186
Changes in fair value of available for sale investments	5	(8)	(3)
Cash flow hedges recognized in other comprehensive income (loss)	60	71	17
Less: Reclassification adjustment for gains included in net income	49	56	20
Changes in fair value of cash flow hedges	11	15	(3)
Other comprehensive income (loss), net of tax	(665)	(598)	482
Comprehensive income	5,007	4,369	6,092
Less: Comprehensive income (loss) attributable to the noncontrolling interest	9	(17)	64
Comprehensive income attributable to Honeywell	$ 4,998	$ 4,386	$ 6,028